Fair Value Measurements (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		$ 232
Change in fair value	(42)	60
Fair value - end of period	250	292
Other assets at Fair value	415	204
Tribute Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	99	334
Change in fair value	(112)	(130)
Other assets at Fair value	$ 415	$ 204